Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.

Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies owned by the Konstantakopoulos family (VasileiosKonstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, AchillefsKonstantakopoulos and Christos Konstantakopoulos, together the “KonstantakopoulosFamily”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering (“Initial Public Offering”) in the United States under the United States Securities Act of 1933, as amended (the “Securities Act”). On March 27, 2012, October 19, 2012 and December 5, 2016, the Company completed three follow-on public offerings in the United States under the Securities Act and issued 7,500,000 shares, 7,000,000 shares and 12,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share, $14.00 per share and $6.00 per share, respectively, increasing the issued share capital to 86,800,000 shares.During 2015, the Company issued 448,800 sharesto Costamare Shipping Company S.A. and 149,600 to Costamare Shipping Services Ltd. (Note 3),in accordance with the Group Management Agreement until November 2, 2015, and the Services Agreement from November 2, 2015, respectively. During 2016, the Company issued 598,400shares,in aggregate, to Costamare Shipping Services Ltd. (Note 3) pursuant to the Services Agreement. On July 6, 2016, the Company implemented a dividend reinvestment plan (the “Plan”) (Note 14). Under the plan, the Company issued to its common stockholders 2,428,081 shares,in aggregate, increasing the issued share capital to 90,424,881 shares. At December 31, 2016, members of the KonstantakopoulosFamily owned, directly or indirectly, approximately 59.3%of the outstanding common shares, in the aggregate. Furthermore, (i) on August 7, 2013, the Company completed a public offering of 2,000,000 shares of its 7.625% Series B Cumulative Redeemable Perpetual Preferred Stock (the “Series B Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share,(ii) on January 21, 2014, the Company completed a public offering of 4,000,000 shares of its 8.50% Series C Cumulative Redeemable Perpetual Preferred Stock (the “Series C Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share and (iii) on May 13, 2015, the Company completed a public offering of 4,000,000 shares of its 8.75% Series D Cumulative Redeemable Perpetual Preferred Stock (the “Series D Preferred Stock”), par value $0.0001, at a public offering price of $25.00 per share.

As of December 31, 2015and 2016, the Company owned and/or operated a fleet of 54 and 53container vessels, respectively,with a total carrying capacity of approximately 317,774 and 314,423twenty-foot equivalent units (“TEU”), respectively,through wholly-owned subsidiaries incorporated in the Republic of Liberia. The Company provides worldwide marine transportation services by chartering its container vessels to some of the world’s leading liner operators under long-, medium- and short-term time charters.

At December 31, 2016, Costamare had 92 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, except five incorporated in the Republic of the Marshall Islands.